Income Tax Expense	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
9.	INCOME TAX EXPENSE

Hong Kong profits tax has been provided at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Hong Kong profits tax:
- Charge for the year	771	4,261	12,926
- Overprovision in prior year	—	(800)	—
The People’s Republic of China withholding tax:
- Charge for the year	868	993	641
Other jurisdictions:
- Charge for the year	—	—	80
Deferred tax	—	(140)	(242)
	1,639	4,314	13,405

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. For the year ended December 31, 2022, 2023 and 2024, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

A income tax expense can be reconciled to profit before taxation as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Profit before tax	55,217	157,697	173,871

Tax at statutory tax rate of domestic income tax rate	13,804	26,020	28,689
Tax effect of foreign tax jurisdictions	(40)	108	34
Tax effect of two-tiered profit tax rate	-	(21)	(21)
Tax effect of non-taxable income	(24,150)	(31,954)	(15,604)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(1,076)	(1,412)	(2,591)
Tax effect of non-deductible expenses	9,776	4,743	2,265
Tax effect of unrecognized temporary difference	-	—	(1)
Overprovision in prior year	-	(800)	—
Tax effect of tax loss not recognized	2,515	6,637	—
Utilization of tax losses previously not recognized	(58)	—	(7)
Withholding tax on the dividend income	868	993	641
Income tax expense	1,639	4,314	13,405

Deferred tax assets have not been recognized in respect of these losses as it is not considered probable that taxable profits will be available against which such tax losses can be utilized.